DERIVATIVE INSTRUMENTS (Schedule of Notional Amounts of Outstanding Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Total derivatives	$ 47,966	$ 59,280
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	18,757	37,398
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	$ 29,209	$ 21,882